OTHER EXPENSES (INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER EXPENSES (INCOME)
Loss on disposal of property, plant and mine development (Note 8 )	$ 14,182	$ 11,907
Interest income	(4,867)	(6,688)
Temporary suspension and other costs due to COVID-19	33,540
Other	5,379	(18,388)
Total other expenses (income)	48,234	$ (13,169)
Incremental costs incurred to maintain the safety of employees and communities and adhere to the enhanced hygiene	$ 7,200